Segment Reporting (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2025 segment	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Segment Reporting
Number of Reportable Segments | segment	1	1		3
Forge Nano, Inc.
Segment Reporting
Total Net Sales		$ 2,134	$ 999	$ 7,388	$ 8,299
Number of Reportable Segments | segment		3
Forge Nano, Inc. | US
Segment Reporting
Total Net Sales		$ 892	822	5,295	6,571
Forge Nano, Inc. | Canada
Segment Reporting
Total Net Sales		273	15	798	20
Forge Nano, Inc. | EMEA
Segment Reporting
Total Net Sales		172	(96)	588	1,120
Forge Nano, Inc. | APAC
Segment Reporting
Total Net Sales		$ 797	$ 258	$ 707	$ 588